Income (loss) per share (Details) - CAD	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Loss Per Share Details
Comprehensive income (loss) for the year	CAD 10,540,228	CAD (1,563,361)	CAD (5,341,561)
Weighted average number of shares outstanding Common shares issued	47,782,647	44,375,540	40,882,108
Weighted average number of shares outstanding Convertible preferred shares			778,082
Weighted average number of common shares outstanding Basic	47,782,647	44,375,540	41,660,190
Weighted average number of common shares outstanding Additional shares related to assumed exercise of Stock options under treasury stock method	1,258,736
Weighted average number of common shares outstanding Contingently issuable preferred shares
Weighted average number of common shares outstanding Fully diluted	49,041,383	44,375,540	41,660,190
Income (loss) per share - Basic	CAD 0.22	CAD (0.04)	CAD (0.13)
Income (loss) per share - Diluted	CAD 0.21	CAD (0.04)	CAD (0.13)